Share-Based Compensation - Additional Information (Detail)									1 Months Ended			12 Months Ended
	Oct. 11, 2022 CNY (¥)	Oct. 11, 2022 USD ($) $ / shares	Aug. 01, 2022 $ / shares shares	Apr. 22, 2022 CNY (¥) shares	Apr. 22, 2022 USD ($) $ / shares shares	Mar. 11, 2021 CNY (¥)	Mar. 11, 2021 USD ($) $ / shares	Oct. 31, 2020 shares	May 31, 2021 shares	May 31, 2018 shares	Feb. 28, 2018 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Oct. 24, 2022 $ / shares	Jun. 16, 2022 $ / shares	Mar. 22, 2022 $ / shares	May 01, 2021 $ / shares	Mar. 22, 2021 $ / shares	Oct. 15, 2020 $ / shares	Feb. 15, 2019 $ / shares	May 25, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares								8,353,658	8,454,422		5,569,105
Exercise price for options																		$ 0.7951		$ 1.2951		$ 1.7951	$ 1.7951	$ 1.7951
Total fair value of the vested share options												¥ 158,522,520	$ 22,983,605	¥ 87,634,835	¥ 78,754,828
Cash dividend per share		$ 0.5			$ 0.5		$ 0.5
Share based compensation cash dividend	¥ 957,700,000	$ 134,800,000		¥ 913,300,000	$ 136,600,000	¥ 955,400,000	$ 147,100,000
Proceeds from exercise of share options												7,041,437	1,020,912	8,236,613	6,693,716
ESOP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of the vested share options												95,854,700	13,897,625	80,710,465	70,486,300
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price for options					$ 1.2951
Mr Jiayuan Lin [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award | shares				6,000,000	6,000,000
Mr Xiaojun Zhang [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award | shares				6,000,000	6,000,000
ESOP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of share options												¥ 7,041,437	$ 1,020,912	¥ 8,236,613	¥ 6,693,715
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of unexercised option																	$ 0.7951		$ 1.2951		$ 1.7951
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of unexercised option																	$ 0.2951		$ 0.7951		$ 1.2951
Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares										5,569,105
Options under the ESOP | shares																								27,845,526
Exercise price for options																								$ 1.7951
Vesting period of options granted												4 years	4 years
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options												¥ 0				$ 0
Expense is expected to recognized over weighted-average period
Expense is expected to recognized over weighted-average remaining contractual period												5 years 4 months 24 days	5 years 4 months 24 days
Share-based Compensation Award, Tranche One [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage												50.00%	50.00%
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options												¥ 687,362				99,658
Expense is expected to recognized over weighted-average period												1 month 17 days	1 month 17 days
Expense is expected to recognized over weighted-average remaining contractual period												6 years 1 month 17 days	6 years 1 month 17 days
Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options												¥ 13,786,408				1,998,841
Expense is expected to recognized over weighted-average period												1 year 5 months 1 day	1 year 5 months 1 day
Expense is expected to recognized over weighted-average remaining contractual period												7 years 9 months 14 days	7 years 9 months 14 days
Share-based Compensation Award, Tranche Three [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage												25.00%	25.00%
Share Based Compensation Award Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options												¥ 39,997,694				5,799,120
Expense is expected to recognized over weighted-average period												1 year 6 months 7 days	1 year 6 months 7 days
Expense is expected to recognized over weighted-average remaining contractual period												8 years 4 months 2 days	8 years 4 months 2 days
Share Based Compensation Award Tranche Five One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares			28,000
Exercise price for options			$ 0.7951
Unrecognized compensation expense related to unvested options												¥ 123,670				17,930
Expense is expected to recognized over weighted-average period												2 years 4 months 17 days	2 years 4 months 17 days
Expense is expected to recognized over weighted-average remaining contractual period												9 years 7 months 2 days	9 years 7 months 2 days
Share Based Compensation Award Tranche Five Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares			1,585,000
Exercise price for options			$ 0.7951
Unrecognized compensation expense related to unvested options												¥ 6,666,956				$ 966,618
Expense is expected to recognized over weighted-average period												2 years 4 months 17 days	2 years 4 months 17 days
Expense is expected to recognized over weighted-average remaining contractual period												9 years 7 months 2 days	9 years 7 months 2 days